Provisions (Details) - Schedule of provisions - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 03, 2021
Provisions (Details) - Schedule of provisions [Line Items]
Beginning balance	$ 118,468	$ 153,978	$ 46,689
Increases	4,566,198	2,212,397	1,343,821
Payments	(4,589,782)	(2,247,907)	(1,236,532)
Foreign currency translation	(1,056)
Ending balance	793,412	118,468	153,978
Additions for subsidiaries’ acquisition	699,584
Commissions, promotions and other [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning balance	113,431	107,146	32,779
Increases	4,030,497	2,054,420	1,272,651
Payments	(4,012,720)	(2,048,135)	(1,198,284)
Foreign currency translation	(135)
Ending balance	491,353	113,431	107,146
Additions for subsidiaries’ acquisition	360,280
Bonuses and other employee benefits [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning balance	4,537	46,540	13,356
Increases	74,764	140,436	54,223
Payments	(52,898)	(182,439)	(21,039)
Foreign currency translation
Ending balance	26,403	4,537	46,540
Additions for subsidiaries’ acquisition
Professional services fees [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning balance	500	292	554
Increases	48,292	17,541	16,947
Payments	(54,490)	(17,333)	(17,209)
Foreign currency translation
Ending balance	57,292	500	292
Additions for subsidiaries’ acquisition	62,990
Other general provisions [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning balance
Increases	412,645
Payments	(469,674)
Foreign currency translation	(921)
Ending balance	218,364
Additions for subsidiaries’ acquisition	$ 276,314